LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Schedule of Long-Term Loans from Shareholders and Others) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2011 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In EURO [Member] EUR (€)	Dec. 31, 2011 In EURO [Member] EUR (€)	Dec. 31, 2012 In EURO [Member] Minimum [Member]	Dec. 31, 2011 In EURO [Member] Minimum [Member]	Dec. 31, 2012 In EURO [Member] Maximum [Member]	Dec. 31, 2011 In EURO [Member] Maximum [Member]	Dec. 31, 2012 In USD [Member] USD ($)	Dec. 31, 2011 In USD [Member] USD ($)
Interest rate			4.00%	4.00%			2.00%	2.00%	16.00%	16.00%
Long-term loans	$ 937	$ 961	169	157	€ 31	€ 67					$ 737	$ 737
Less - current maturities	12	18
Long-term loans from shareholders and others	$ 925	$ 943